Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2023
Stock-Based Compensation [Abstract]
Schedule of RSA Activities	The RSAs generally vest over four years. A summary of RSA activities for the nine months ended September 30, 2023 are presented below:
	Number of Shares	Weighted Average Grant Date Fair Value per Share US$
Nonvested as of January 1, 2023	30,318	$1.07
Vested	(30,318)	$1.07
Nonvested as of September 30, 2023	—	$—

Schedule of RSU Activities	The RSUs generally vest over three years. A summary of RSU activities for the nine months ended September 30, 2023 are presented below:
	Number of Shares	Weighted Average Grant Date Fair Value per Share US$
Nonvested as of January 1, 2023	—	$—
Granted	58,197	$4.65
Nonvested as of September 30, 2023	58,197	$4.65

Schedule of Black Scholes Option Pricing Model	In applying the Black Scholes option pricing model, the Company used the following assumptions for stock options granted in the nine months ended September 30, 2023:
Nine Months Ended September 30, 2023
Exercise price (per share)	$4.68
Expected term (years)	6.0
Volatility (annual)	72%
Risk-free rate	3.6%
Dividend yield (per share)	0%

Schedule of Stock Options Activity	A summary of stock options activity for the nine months ended September 30, 2023 is presented below:
	Stock Options	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2023	3,503,790	$2.06	7.3	$6,831
Options granted	253,250	$4.68
Options forfeited	(15,844)	$3.68
Options cancelled	(20,368)	$1.95
Options exercised	(126,247)	$2.16
Outstanding as of September 30, 2023	3,594,581	$2.22	6.8	$2,823
Options vested and exercisable as of September 30, 2023	2,847,580	$1.74	6.3	$2,752